(32) RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

 (32)  RELATED PARTY TRANSACTIONS

The Company’s controlling shareholders were, as of December 31, 2019, as follows:

·       State Grid Brazil Power Participações S.A

Indirect subsidiary of State Grid Corporation of China, a Chinese state-owned company primarily engaged in developing and operating businesses in the electric energy sector.

·   ESC Energia S.A.

Subsidiary of State Grid Brazil Power Participações S.A.

The direct and indirect interest in operating subsidiaries are described in note 1.

Controlling shareholders, associates companies, joint ventures and entities under common control that in some way exercise significant influence over the Company are considered to be related parties.

The main transactions are listed below:

a)     Purchase and sale of energy and charges - refer basically to energy purchased or sold by distribution, commercialization and generation subsidiaries through short or long-term agreements and tariffs for the use of the distribution system (TUSD). Such transactions, when conducted in the free market, are carried out under conditions considered by the Company as similar to market conditions at the time of the trading, according to internal policies previously established by the Company’s management. When conducted in the regulated market, the prices charged are set through mechanisms established by the Grant Authority.

b)    Intangible assets, Property, plant and equipment, Materials and Service – refers mainly to rendered services in advisory and  management of energy plants, consulting and engineering.

c)     Advances – refer to advances for investments in research and development.

In September 2019, the Company acquired 243,771,824 shares from State Grid of its subsidiary CPFL Renováveis, as described in note 1.

Certain Company’s subsidiaries have supplemental retirement plans with Fundações CESP and Família Previdência, offered to their employees. For additional information, see note 20 Private Pension Plan.

The Group has a “Related Parties Committee”, comprising representatives of two independent members and one officer of the Company, responsible for analyzing the main transactions with related parties.

Management has considered the closeness of relationship with the related party together with other factors to determine the level of detail of the disclosed transactions and believes that significant information regarding transactions with related parties has been adequately disclosed.

The total compensation of key management personnel in 2019 was R$100,588 (R$ 90,783 in 2018 and R$ 73,670 in 2017). This amount comprises R$83,636 (R$78,335 in 2018 and R$64,516 in 2017) in respect of short-term benefits, R$2,251 (R$2,160 in 2018 and R$1,516 in 2017) of post-employment benefits and R$14,701 (R$10,288 in 2018 and R$ 7,638 in 2017) for other long-term benefits, and refers to the amount recognized on an accrual basis.

The intercompany loan balance at the parent company in the amount of R$ 424,387 refers mainly to the loan to the subsidiary CPFL Renováveis, with maturity until July 2020 and subject to interest equivalent to 107% of the CDI.

Transactions with entities under common control basically refer to transmission system charge paid by the Company’s subsidiaries to the direct or indirect subsidiaries of State Grid Corporation of China.

Transactions involving controlling shareholders, entities under common control or with significant influence and joint ventures:

	ASSETS		LIABILITIES		INCOME			EXPENSES
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	2019	2018	2017	2019	2018	2017

Advances
BAESA – Energética Barra Grande S.A.	-	-	-	657	-	-	-	-	-	-
Foz do Chapecó Energia S.A.	-	-	-	930	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	-	-	-	1,155	-	-	-	-	-	-
EPASA - Centrais Elétricas da Paraiba	-	-	-	418	-	-	-	-	-	-

Energy purchases and sales, and charges
Entities under common control (Subsidiaries of State Grid Corporation of China)*	-	-	2,998	16	-	-	-	200,771	152,369	91,302
BAESA – Energética Barra Grande S.A.	3,082	-	6,544	2,993	3,095	12	-	33,792	44,575	80,362
Foz do Chapecó Energia S.A.	1,773	-	45,009	41,850	20,901	18	-	495,111	490,713	381,193
ENERCAN - Campos Novos Energia S.A.	1,017	943	62,330	78,639	11,674	10,338	8,763	364,383	354,430	281,530
EPASA - Centrais Elétricas da Paraiba	-	-	6,737	13,397	-	19	-	79,701	143,845	137,376

Intangible assets, property, plant and equipment, materials and services rendered
Entities under common control (Subsidiaries of the State Grid Corporation of China)	-	-	-	-	-	-	-	77	-	-
BAESA – Energética Barra Grande S.A.	198	2	-	-	2,240	2,225	1,582	-	-	-
Foz do Chapecó Energia S.A.	11	15	-	-	2,148	2,143	1,726	-	-	-
ENERCAN - Campos Novos Energia S.A.	2	2	-	-	1,991	1,902	1,665	-	-	-
EPASA - Centrais Elétricas da Paraíba S.A.	-	534	-	-	392	3	(469)	-	-	-

Dividend and interest on own capital
BAESA – Energética Barra Grande S.A.	3,504	3	-	-	-	-	-	-	-	-
Chapecoense Geração S.A.	37,090	33,733	-	-	-	-	-	-	-	-
ENERCAN - Campos Novos Energia S.A.	59,289	65,010	-	-	-	-	-	-	-	-

Others
Instituto CPFL	-	-	-	-	-	-	-	3,711	4,151	3,613